PREPAID EXPENSES	12 Months Ended
Nov. 30, 2021
Disclosure Of Detail Information About Prepaid Expenses [Abstract]
PREPAID EXPENSES [Text Block]
4. PREPAID EXPENSES

As at November 30, 2021 and 2020, the Company's prepaid expenses consist of the following:

	November 30, 2021	November 30, 2020

Advertising and promotions	$127,664	$9,494
Rent	11,211	10,993
Other	39,446	5,421
	$178,321	$25,908

As at November 30, 2021, other includes $5,513 in prepayment to related parties (November 30, 2020 - $4,000) (Note 8).